Exhibit 10.5

EXECUTION VERSION

FIRST AMENDMENT TO

SALE AND SERVICING AGREEMENT

This Amendment to Sale and Servicing Agreement, dated as of December 13, 2016 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Santander Drive Auto Receivables Trust 2014-2, as issuer (the “Issuer”), the Seller, the Servicer, and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of April 23, 2014 (the “Sale and Servicing Agreement”);

WHEREAS, pursuant to Section 9.1(a) of the Sale and Servicing Agreement, the Seller and the Servicer may amend the Sale and Servicing Agreement without the consent of the Indenture Trustee, any Noteholder, the Issuer, the Owner Trustee or any other Person if specified conditions are met;

WHEREAS, the Seller and the Servicer hereto desire to amend the Sale and Servicing Agreement in certain respects as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. The Sale and Servicing Agreement is, effective as of the date hereof and subject to the satisfaction of the conditions precedent set forth in Section 3 hereof, hereby amended as follows:

(a) The definition of “Non-Investment Grade Notes” in Appendix A of the Sale and Servicing Agreement is hereby amended and restated in full to read as follows:

“‘Non-Investment Grade Notes’ means the Class E Notes; provided, however, that Class E Notes shall be deemed to not be “Non-Investment Grade Notes” as of any date of determination for purposes of Sections 2.16(c) of the Indenture, clauses (x), (xi), (xii), (xiii) and (xiv) of Section 2.16(d) of the Indenture (and the introductory language of such provision as the context may require) and Section 2.16(h) of the Indenture so long as such Class E Notes are not Restricted Notes on such date.”

First Amendment to

Sale and Servicing Agreement

(b) The definition of “Restricted Notes” in Appendix A of the Sale and Servicing Agreement is hereby amended and restated in full to read as follows:

“‘Restricted Notes’ means any Notes (i) that were beneficially owned by the Issuer or the single beneficial owner of the Issuer for United States federal income tax purposes as of the Closing Date and (ii) for which no Debt-For-Tax Opinion has been rendered with respect to such Notes at any time after the Closing Date.”

SECTION 3. Conditions to Effectiveness. This Amendment shall become effective on the date hereof, subject to the satisfaction of the following conditions precedent:

(a) Each of the Seller and the Servicer shall have received a copy of this Amendment, duly executed by each of the parties hereto;

(b) The Seller or the Servicer shall have delivered to the Indenture Trustee an Opinion of Counsel of the Seller or Servicer, respectively, to the effect that this Amendment will not materially and adversely affect the interests of the Noteholders; and

(c) The Seller or the Servicer shall have delivered to the Indenture Trustee and the Owner Trustee an Opinion of Counsel of the Seller or Servicer, respectively, to the effect that execution of this Amendment is authorized or permitted by the Sale and Servicing Agreement and that all conditions precedent to the delivery and execution have been satisfied.

SECTION 4. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment may be executed in any number of counterparts and by the different parties hereto in separate counterparts, each of which when so executed shall be deemed to be an original and all of which when taken together shall constitute one and the same agreement. Executed counterparts of this Amendment may be delivered by facsimile, which shall be effective as delivery of a manually executed signature page. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

2	First Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

S-1	First Amendment to Sale and Servicing Agreement

Deutsche Bank Trust Company Americas, a New York banking corporation, not in its individual capacity but solely as Indenture Trustee, hereby consents to this Amendment in accordance with Section 9.1(d) of the Sale and Servicing Agreement.

DEUTSCHE BANK TRUST COMPANY AMERICAS, as Indenture Trustee

By:	/s/ Rosemary Cabrera
Name:	Rosemary Cabrera
Title:	Associate

By:	/s/ Mark Esposito
Name:	Mark Esposito
Title:	Assistant Vice President

S-2	First Amendment to Sale and Servicing Agreement